Context Capital Funds | Context Macro Opportunities Fund
CONTEXT MACRO OPPORTUNITIES FUND
Investment Objective

The Context Macro Opportunities Fund (the “Macro Opportunities Fund” or the “Fund”) seeks total return with low correlation to broad financial markets. Total return consists of capital appreciation and income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Context Capital Funds - Context Macro Opportunities Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	2.00%	2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Context Capital Funds - Context Macro Opportunities Fund		Investor Shares	Institutional Shares
Management Fees		1.74%	1.74%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.47%	1.47%
Dividend Expenses and Fees on Short Sales	[1]	0.14%	0.14%
Total Other Expenses		1.61%	1.61%
Total Annual Fund Operating Expenses		3.60%	3.35%
Fee Waiver and/or Expense Reimbursement	[2]	(1.22%)	(1.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	2.38%	2.13%
[1]	"Other Expenses" have been restated to reflect changes in contractual fees and include indirect expenses of securities of other investment companies held by the Fund, if any.
[2]	Context Advisers II, L.P. ("Context II") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of Context II)) of Investor Shares and Institutional Shares to 2.14% and 1.89%, respectively, through April 30, 2018 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Context II may be reimbursed by the Fund for fees waived and expenses reimbursed by Context II pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the Expense Cap in place at the time the fees were waived.
[3]	The expense ratios presented are net of fees waived and/or expense reimbursements and include the effect of interest on securities sold short (0.14%).

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap for the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Expense Example - Context Capital Funds - Context Macro Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	241	990	1,761	3,783
Institutional Shares	216	917	1,641	3,558

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Derivative instruments (including futures contracts) and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would generally have a high portfolio turnover rate (typically greater than 100% (see “Active Trading Risk”)).For the fiscal year ended December 31, 2016, the Fund’s portfolio turnover rate was 230% of the average value of its portfolio.

Principal Investment Strategies

In seeking to achieve the Fund’s investment objective, First Principles Capital Management, LLC (“First Principles”), the Fund’s subadviser, employs a number of arbitrage and alternative investment strategies to pursue its investment objective and may have exposure to long and short positions across all of its asset classes. In seeking to pursue these strategies, the Fund may invest in a wide range of debt securities and derivative instruments. The Fund may also invest in equity securities and equity-linked derivative instruments. The Fund seeks total returns with low correlation to broad financial markets and accordingly, the Fund does not seek to replicate the returns of any financial index.

First Principles is responsible for the day-to-day management of the Fund’s investment portfolio, subject to the general oversight of Context II.

In seeking to achieve the Fund’s investment objective, First Principles may utilize multiple alternative investment strategies to generate a return profile that is not generally correlated to broad financial markets.

First Principles’ investment strategies include but are not limited to:

●	Break-Even Inflation Trading: First Principles may take a “break-even inflation” position by trading inflation linked securities against their nominal bond equivalent. The resulting spread will generally be neutral to changes in interest rates.

●	Capital Structure Arbitrage: First Principles will enter into relative value trades in senior tranches of credit default indices positioned against subordinated tranches.

●	Hedged Mortgage-Backed Securities Trading: First Principles may seek to capture value resulting from differences in views related to prepayment characteristics.

●	Volatility Spread Trading: First Principles may seek to capture mispricing in volatility by taking offsetting positions in two or more option-related instruments.

●	Opportunistic Investing: First Principles may employ other arbitrage and alternative strategies when it believes attractive market opportunities arise.

First Principles periodically evaluates its investment strategies and investment opportunities and may implement additional strategies at its discretion. When evaluating investment opportunities, First Principles considers various factors, including broad economic and market factors, technical data specific to individual instruments and its own proprietary research and analysis. First Principles considers each prospective investment’s relative return potential in view of its expected relative risk, including potential volatility (the variability of returns from one period to the next) and drawdown risk (the risk of significant loss, measured from peak value) among other risks. The goal of this process is to identify a combination of investments and strategies with the potential to provide total return consistent with the Fund’s overall risk/return profile.

Because First Principles invests opportunistically based on its assessment of market conditions, the Fund may at times be more focused in particular instruments, asset classes and/or geographic regions. The Fund may invest in both U.S. and non-U.S. issuers, including issuers from emerging markets. The Fund may invest in securities of issuers with any market capitalization, industry or market sector.

The debt securities that the Fund may invest in include debt securities of U.S. and non-U.S. corporate and other non-governmental entities, sovereign debt, debt securities of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), municipal securities, certain mortgage-backed and asset-backed securities, exchange-traded notes and collateralized debt and loan obligations. The Fund may invest without limit in debt securities rated below investment grade (known as “junk bonds”) or, if unrated, of equivalent credit quality as determined by First Principles. The Fund’s investments in debt securities rated below investment grade may include securities that are in default. The Fund has no policy limitations with respect to the credit rating, maturity or duration of the debt securities in which it may invest, and may invest in debt securities of any credit rating, maturity or duration.

A significant portion of the Fund’s investment strategies may involve the use of derivative instruments which may be used to obtain the desired risk exposure consistent with the underlying investment strategies. The derivative instruments that the Fund may invest in include: swaps; options; forward contracts; futures contracts and options on futures contracts; caps and floors; and credit-linked notes. The Fund may use derivatives to manage the Fund’s portfolio or to seek to increase the Fund’s return as a non-hedging strategy that may be considered speculative. The Fund may also use derivatives to increase its economic exposure to a particular security, currency or index. The Fund may also enter into repurchase or reverse repurchase agreements. The Fund may incur leverage either by engaging in conventional borrowing or by using certain derivative instruments, short-sale transactions and reverse repurchase agreements. The Fund will maintain segregated collateral positions to comply with applicable laws and regulations related to debt or obligations incurred by the Fund.

The Fund may engage in short sales for hedging purposes or to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative.

The equity securities that the Fund may invest in include common stocks, preferred stocks, stock warrants and rights, convertible securities and equity index products. Pooled investment vehicles in which the Fund may invest include exchange-traded funds (“ETFs”) and other investment companies.

The Fund actively trades portfolio investments, which may lead to higher transaction costs.

The Fund is “non-diversified” for the purposes of the Investment Company Act of 1940 (“1940 Act”) as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

In addition to investing in securities denominated in non-U.S. currencies, the Fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies.

A significant portion of the assets of the Fund may be invested in money market instruments, including cash and cash equivalents or other high grade securities, a significant portion of which may be used to serve as collateral with respect to such derivative instruments. Such high grade securities include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed-income securities, and overnight or fixed term repurchase agreements.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

●	Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs that may affect the Fund’s performance. In addition, active trading of portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

●	Arbitrage or Fundamental Risk. Employing arbitrage and alternative strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

●	Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.

●	Below Investment Grade Securities Risk. Although bonds rated below investment grade (also known as “junk” securities) generally pay higher rates of interest than investment grade bonds, bonds rated below investment grade are high risk, speculative investments that may cause income and principal losses for the Fund.

●	Collateralized Debt Obligations and Collateralized Loan Obligations Risk. Investment in a collateralized debt obligation (“CDO”) or collateralized loan obligation (“CLO”) is subject to the credit, subordination, and other risks of the obligations underlying the CDO or CLO and the tranche of the CDO or CLO in which the Fund invests. CDOs and CLOs are subject to liquidity risk. Synthetic CDOs are also subject to the risks of investing in derivatives, such as credit default swaps, and leverage risk.

●	Convertible Securities Risk. The risk that the market value of a convertible security will perform the same as a regular fixed-income security; that is, if market interest rates rise, the value of the convertible security falls. In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders. Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its fixed-income securities but less risk than its common stock.

●	Counterparty Risk. The Fund may enter into various types of derivative contracts. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

●	Credit Risk. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of the Fund’s investments may decline.

●	Currency and Forward Currency Contracts Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets. Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

●	Derivatives Risk. The Fund may use derivatives (including futures, options, swap agreements and forward contracts) to enhance returns or hedge against market declines. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Use of derivatives may result in a loss to the Fund substantially greater than the amount invested in the derivative. See “Leveraging Risk” below.

○	Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

○	Forward Contracts Risk. Because forward contracts are not traded on an exchange, and therefore no clearinghouse or exchange stands ready to meet the obligation of the contracts, the Fund may be exposed to the risk that its counterparties may not perform their obligations. Forward contracts are also not regulated by the Commodity Futures Trading Commission (“CFTC”) and therefore the Fund will not receive any benefit of CFTC regulation when trading forward contracts.

○	Futures Risk. The Fund’s use of futures contracts (and related options) may expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for their reference securities.

○	Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and exchange-traded funds (“ETFs”), or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Fund to counterparty risk.

○	Swap Agreements Risk. Swap agreements involve counterparty risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Certain swap agreements, including total return swaps, often have terms of greater than seven days and may be considered illiquid. The Fund may enter into credit default swap agreements or credit default index swap agreements as a “buyer” or “seller” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

●	Distressed Securities Risk. The Fund’s investment in distressed securities, including “junk bonds,” may involve a substantial degree of risk. These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, in default or close to default. Many of these instruments are not publicly traded, and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment. See “Below Investment Grade Securities Risk” above.

●	Duration Risk. Duration seeks to measure the price sensitivity of a fixed-income security to changes in interest rates. The longer a portfolio’s duration, the more sensitive it will be to changes in interest rates. The Fund’s average portfolio maturity may be greater than the Fund’s average portfolio duration, and, accordingly, the Fund may be more sensitive to changes in yield or interest rates. A portfolio with negative duration may increase in value when interest rates rise, and generally incurs a loss when interest rates and yields fall. The assumptions that are made about a security’s features and options when calculating duration may prove to be incorrect. Duration is calculated by First Principles, is not an exact measurement and may not reliably predict the Fund’s or a particular security’s price sensitivity to changes in yield or interest rates. First Principles may not be successful in its efforts to limit sensitivity to interest rate changes.

●	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

●	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other fixed-income securities may decline significantly.

●	Exchange-Traded Funds Risk. When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. Economic conditions may lead to limited liquidity and greater volatility. The markets for fixed-income securities, such as those held by certain ETFs, may experience periods of illiquidity and volatility. These market conditions may make valuation of some of the securities held by ETFs uncertain and/or result in sudden and significant valuation increases or declines in its holdings.

●	Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

●	Fixed-Income Securities Risk. Risk factors include call risk (the issuer may repay the security before maturity), credit risk (the debtor may default), liquidity risk (making it more difficult to sell the security) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Floating Rate Loans Risk. Floating rate loans and similar investments may be illiquid or less liquid than other investments. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. Any secondary market may be subject to irregular trading activity and extended trade settlement periods. An economic downturn generally leads to a higher non-payment rate, and a loan may lose significant value before a default occurs.

●	Foreign and Emerging Markets Securities Risk. The risk of investments in foreign companies involves certain risks not generally associated with investments in the securities of U.S. companies including, for example, changes in currency exchange rates, unstable political, social and economic conditions and a lack of adequate or accurate company information. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. First Principles may invest in emerging market countries, which can involve higher degrees of risk compared to developed economies.

●	Government Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

●	Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

●	Illiquidity Risk. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. In addition, market conditions may cause the Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

●	Index Risk. If a security or derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

●	Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised short-term interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise short-term interest rates further. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter term securities. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Fund’s performance and disrupting portfolio management by increased shareholder redemptions.

●	Leveraging Risk. As part of the Fund’s principal investment strategies, the Fund may incur leverage by borrowing directly or by making investments in reverse repurchase agreements. The Fund may also engage in short sales and enter into derivatives such as futures contracts, forwards, options and swaps. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through any of these activities, the Fund has the risk of capital losses that exceed the net assets of the Fund. Employing leverage will cause the net asset value of the Fund to be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

●	Management Risk. If Context II and First Principles make poor investment decisions, it will negatively affect the Fund’s investment performance.

●	Market Risk. Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic information. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

●	Non-Diversification Risk. A non-diversified fund’s greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

●	Other Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees.

●	Regulatory Risk. New rules, regulations and/or emergency orders may be adopted by the Federal government that may place limits on the Fund’s ability to fully implement its stated investment strategies. Depending on the nature and extent of the regulatory action, the Fund might be required to significantly alter its investment strategies.

●	Short Position/Sales Risk. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the price of the instrument or market on which the Fund has taken a short position increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security, then the Fund will incur a loss since the Fund must pay more for the security than it received from the purchaser in the short sale. Because of leverage, taking short positions involves the risk that losses may be exaggerated, potentially more than the actual cost of the investment. Unlike purchasing a financial instrument like a stock, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, therefore the risk of loss may be unlimited. Also, there is the risk that a counterparty may fail to perform the terms of the arrangement, causing a loss to the Fund.

●	Small and Medium Capitalization Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic security price changes than larger, more established companies.

●	Sovereign Debt Risk. The Fund may invest in, or have exposure to, sovereign debt instruments. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●	Subordinated Securities Risk. A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

●	TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

●	U.S. Treasury and Agency Security Risk. The Fund’s investments in securities issued or guaranteed by the U.S. Treasury or U.S. agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

●	Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Performance Information

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart will show how the performance of the Fund’s Institutional Shares has varied from year to year. The past performance shown below is for the Fund’s Institutional Shares, which are not offered through this prospectus. The table shows how the Fund’s Institutional Shares average annual total returns for certain time periods compared to the returns of a broad-based securities index. Performance information and returns for the Advisory Shares will be included after this share class has been in operation for one complete calendar year. Although Advisory Shares will have similar annual returns to Institutional Shares because the classes are invested in the same portfolio of securities, the returns for Advisory Shares will vary from Institutional Shares because of different expenses. Of course, the Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance. Performance reflects expense reimbursements and/or fee waivers in effect. If such reimbursements or fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at no cost by visiting www.contextam.com/fund or by calling 844-511-9653.

INSTITUTIONAL SHARES ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter: Q1 2016 1.71% Worst Quarter: Q3 2016 0.10%
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16

After-tax returns for the Fund’s Institutional Shares are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Performance information for the Investor Shares will be included after this share class has been in operation for one complete calendar year. Although Investor Shares will have similar annual returns to Institutional Shares because the classes are invested in the same portfolio of securities, the returns for Investor Shares will vary from Institutional Shares because of different expenses.

Average Annual Total Returns - Context Capital Funds - Context Macro Opportunities Fund	Inception Date	One Year	Since Inception
Institutional Shares | Before Taxes	Aug. 04, 2015	2.18%	0.97%
Institutional Shares | After Taxes on Distributions		1.80%	0.70%
Institutional Shares | After Taxes on Distributions and Sale of Fund Shares		1.23%	0.62%
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index		0.33%	0.27%

The BofA Merrill Lynch 3 Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.